PIMCO Income Portfolio Average Annual Total Returns - Administrative Class [Member]		12 Months Ended	60 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	1.72%	2.01%
Administrative
Prospectus [Line Items]
Average Annual Return, Percent		10.19%	3.41%	4.77%
Performance Inception Date	Apr. 29, 2016